UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10-D

ASSET BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:   September 18, 2026 to October 19, 2026

Commission File Number of issuing entity:  333-276033-01

Central Index Key Number of issuing entity:  0002020017

BBCMS Mortgage Trust 2024-C26
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:  333-276033

Central Index Key Number of depositor:  0001541480

Barclays Commercial Mortgage Securities LLC
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001549574

Barclays Capital Real Estate Inc.
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001755531

Societe Generale Financial Corporation
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0000927971

Bank of Montreal
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001685185

UBS AG New York Branch
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001102113

Bank of America, National Association
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001968416

Argentic Real Estate Finance 2 LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001592182

LMF Commercial, LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001548405

Starwood Mortgage Capital LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001541294

German American Capital Corporation
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001541468

Ladder Capital Finance LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001089877

KeyBank National Association
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001722518

BSPRT CMBS Finance, LLC
(Exact name of sponsor as specified in its charter)

Daniel Schmidt (212) 528-7479
(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

38-4315815
38-4315816
38-7329931
(I.R.S. Employer Identification No.)

c/o Computershare Trust Company, N.A.
9062 Old Annapolis Road
Columbia, MD 21045
(Address of principal executive offices of the issuing entity) (Zip Code)

(667) 786-1992
(Telephone number, including area code)

Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A-1			X
A-2			X
A-4			X
A-5			X
A-SB			X
X-A			X
X-B			X
A-S			X
B			X
C			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On October 19, 2026 a distribution was made to holders of the certificates issued by BBCMS Mortgage Trust 2024-C26.

The distribution report is attached as an Exhibit to this Form 10-D, please see Item 10(b), Exhibit 99.1 for the related information.

The following table presents the loss information for the trust assets for the BBCMS Mortgage Trust 2024-C26 in accordance with Item 1100(b) as required by Item 1121(a)(9) of Regulation AB:

Loss Information as reported on October 19, 2026

Number of Delinquencies 30+ days	% of Delinquencies 30+ days by Pool Balance	Number of Loans/REOs with Losses	Average Net Loss
6	10.79%	0	N/A

The following table sets forth, for the monthly distribution period September 18, 2026 to October 19, 2026, the information required by Rule 15Ga-1 under the Securities Exchange Act of 1934:

Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets That Were Subject of Demand(1)			Assets That Were Repurchased or Replaced			Assets Pending Repurchase or Replacement (within cure period)(2)			Demand in Dispute			Demand Withdrawn			Demand Rejected
Asset Class: Commercial Mortgage Loans			(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)
BBCMS Mortgage Trust 2024-C26 CIK: 0002020017	X	Barclays Capital Real Estate Inc.	7	$195,980,000	24.2%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%
		Societe Generale Financial Corporation	7(3)	$106,357,725	13.1%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%
		Bank of Montreal	6	$96,614,000	11.9%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%
		UBS AG New York Branch	3	$88,100,000	10.9%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%
		Bank of America, National Association	1	$75,000,000	9.3%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%
		Argentic Real Estate Finance 2 LLC	3	$71,337,704	8.8%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%
		LMF Commercial, LLC	5	$47,810,000	5.9%	1	$15,000,000(4)	1.9%(5)	0	$-	0.0%	0	$-	0.0%	1	$15,000,000(4)	1.9%(5)	0	$-	0.0%	0	$-	0.0%
		Starwood Mortgage Capital LLC	4	$42,125,000	5.2%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%
		Ladder Capital Finance, LLC	5	$29,000,000	3.6%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%
		DBR Investments Co. Limited	2(3)	$24,250,000	3.0%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%
		KeyBank National Association	2	$15,733,333	1.9%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%
		German American Capital Corporation	1	$9,100,000	1.1%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%
		BSPRT CMBS Finance, LLC	1	$8,875,000	1.1%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%
BBCMS Mortgage Trust 2024-C26 Totals			47	$810,282,762	100.0%	1	$15,000,000	1.9%	0	$-	0.0%	0	$-	0.0%	1	$15,000,000	1.9%	0	$-	0.0%	0	$-	0.0%
Commercial Mortgage Loan Totals			47	$810,282,762	100.0%	1	$15,000,000	1.9%	0	$-	0.0%	0	$-	0.0%	1	$15,000,000	1.9%	0	$-	0.0%	0	$-	0.0%

1.  For assets where more than one activity occurred during the reporting period, only the most recent activity is reported herein, provided that assets subject to demands to repurchase during the reporting period may be listed in both the column entitled “Assets That Were Subject of Demand” as well as an additional column showing the most recent status during the reporting period.

2.  Includes assets which are subject to a demand and within the cure period, but where no decision has yet been made to accept or contest the demand.

3.  Includes a co-originated mortgage loan.

4.  Based on the principal balance of the related asset as of the reporting period end date.  On August 21, 2026, Computershare Trust Company, National Association, as Trustee for the Certificateholders of Wells Fargo Commercial Mortgage Trust 2024-5C1 (the "Lead Trust"), Commercial Mortgage Pass-Through Certificates, Series 2024-5C1, and as Lead Note Holder under the Co-Lender Agreement, dated January 31, 2024, acting by and through Argentic Services Company LP, as special servicer for the pooling and servicing agreement for the Lead Trust and as “Servicer” under the Co-Lender Agreement, filed a complaint in the United States District Court, Southern District of New York against LMF Commercial, LLC, as sponsor (the “Sponsor”), with respect to alleged breaches of certain representations related to the Euclid Apartments whole loan and requests that the Sponsor repurchase the whole loan.

5.  Represents the percentage of the related asset in the entire securitization pool, based on the principal balances of the assets as of the reporting period end date.

Barclays Commercial Mortgage Securities LLC (the "Depositor") filed its most recent Form ABS-15G in accordance with Rule 15Ga-1 under the Exchange Act (a "Rule 15Ga-1 Form ABS-15G") on August 13, 2026. The CIK number for the Depositor is 0001541480.

Barclays Capital Real Estate Inc. filed its most recent Rule 15Ga-1 Form ABS-15G on February 13, 2026. The CIK number for Barclays Capital Real Estate Inc. is 0001549574.

Societe Generale Financial Corporation filed its most recent Rule 15Ga-1 Form ABS-15G on February 17, 2026. The CIK number for Societe Generale Financial Corporation is 0001755531.

Bank of Montreal filed its most recent Rule 15Ga-1 Form ABS-15G on May 13, 2026. The CIK number for Bank of Montreal is 0000927971.

UBS AG New York Branch filed its most recent Rule 15Ga-1 Form ABS-15G on February 12, 2026. The CIK number for UBS AG New York Branch is 0001685185.

Bank of America, National Association filed its most recent Rule 15Ga-1 Form ABS-15G on January 21, 2026. The CIK number for Bank of America, National Association is 0001102113.

Argentic Real Estate Finance 2 LLC filed its most recent Rule 15Ga-1 Form ABS-15G on January 21, 2026. The CIK number for Argentic Real Estate Finance 2 LLC is 0001968416.

LMF Commercial, LLC filed its most recent Rule 15Ga-1 Form ABS-15G on August 13, 2026. The CIK number for LMF Commercial, LLC is 0001592182.

Starwood Mortgage Capital LLC filed its most recent Rule 15Ga-1 Form ABS-15G on August 5, 2026. The CIK number for Starwood Mortgage Capital LLC is 0001548405.

German American Capital Corporation filed its most recent Rule 15Ga-1 Form ABS-15G on February 13, 2026. The CIK number for German American Capital Corporation is 0001541294.

Ladder Capital Finance LLC filed its most recent Rule 15Ga-1 Form ABS-15G on February 12, 2026. The CIK number for Ladder Capital Finance LLC is 0001541468.

KeyBank National Association filed its most recent Rule 15Ga-1 Form ABS-15G on February 3, 2026. The CIK number for KeyBank National Association is 0001089877.

BSPRT CMBS Finance, LLC filed its most recent Rule 15Ga-1 Form ABS-15G on February 13, 2026. The CIK number for BSPRT CMBS Finance, LLC is 0001722518.

Item 1A. Asset-Level Information.

ABS Asset Data File (filed as Exhibit 102 to the registrant's Form ABS-EE filed on October 29, 2026 under Commission File No. 333-276033-01 and incorporated by reference herein).

ABS Asset Related Document (filed as Exhibit 103 to the registrant's Form ABS-EE filed on October 29, 2026 under Commission File No. 333-276033-01 and incorporated by reference herein).

Part II - OTHER INFORMATION

Item 2. Legal Proceedings.

See footnote 4 to the 15Ga-1 table set forth under Part I, Item 1.

Item 9. Other Information.

Trimont LLC, in its capacity as Master Servicer for BBCMS Mortgage Trust 2024-C26, affirms the following amounts in the respective accounts:

Collection Account
Prior Distribution Date	09/17/2026	$0.00
Current Distribution Date	10/19/2026	$0.00

*REO Account
Prior Distribution Date	09/17/2026	$0.00
Current Distribution Date	10/19/2026	$0.00
*As provided by Special Servicer

Computershare Trust Company, N.A., in its capacity as Certificate Administrator for BBCMS Mortgage Trust 2024-C26, affirms the following amounts in the respective accounts:

Distribution Account
Prior Distribution Date	09/17/2026	$7,620.13
Current Distribution Date	10/19/2026	$7,373.24

Interest Reserve Account
Prior Distribution Date	09/17/2026	$0.00
Current Distribution Date	10/19/2026	$0.00

Gain-on-Sale Reserve Account
Prior Distribution Date	09/17/2026	$0.00
Current Distribution Date	10/19/2026	$0.00

Item 10. Exhibits.

(a) The following is a list of documents filed as part of this Report on Form 10-D:

(99.1) Monthly report distributed to holders of the certificates issued by BBCMS Mortgage Trust 2024-C26, relating to the October 19, 2026 distribution.

(102) ABS Asset Data File (filed as Exhibit 102 to the registrant's Form ABS-EE filed on October 29, 2026 under Commission File No. 333-276033-01 and incorporated by reference herein).

(103) ABS Asset Related Document (filed as Exhibit 103 to the registrant's Form ABS-EE filed on October 29, 2026 under Commission File No. 333-276033-01 and incorporated by reference herein).

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Barclays Commercial Mortgage Securities LLC
(Depositor)

/s/ Daniel Schmidt
Daniel Schmidt, Authorized Signatory

Date: October 29, 2026